Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Property, Plant and Equipment [Line Items]
Gross fixed assets write down	$ 33,960	$ 34,341
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, net book value	300	300
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross fixed assets write down	$ 6,200	$ 1,600